RECEIVABLES - Allowance for Credit Losses Activity (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	$ 542	$ 597	$ 583	$ 574	$ 574
Provision (benefit)	1	21	29	57	83
Charge-offs, net of recoveries	(24)	(38)	(65)	(85)	(118)
Foreign currency translation and other	(11)	12	(39)	46	44
Ending balance	508	592	508	592	583
Ending Balance: Individually Evaluated for Impairment	360	369	360	369	376
Ending Balance: Collectively Evaluated for Impairment	148	223	148	223	207
Ending Balance	18,366	19,133	18,366	19,133	19,795 [1]
Ending Balance: Individually Evaluated for Impairment	659	857	659	857	887
Ending Balance: Collectively Evaluated for Impairment	17,707	18,276	17,707	18,276	18,908
Retail
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	349	372	383	374	374
Provision (benefit)	13	32	38	61	72
Charge-offs, net of recoveries	(20)	(30)	(60)	(72)	(103)
Foreign currency translation and other	(6)	6	(25)	17	40
Ending balance	336	380	336	380	383
Ending Balance: Individually Evaluated for Impairment	217	201	217	201	212
Ending Balance: Collectively Evaluated for Impairment	119	179	119	179	171
Ending Balance	9,152	9,865	9,152	9,865	9,725
Ending Balance: Individually Evaluated for Impairment	329	372	329	372	347
Ending Balance: Collectively Evaluated for Impairment	8,823	9,493	8,823	9,493	9,378
Wholesale
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	193	225	200	200	200
Provision (benefit)	(12)	(11)	(9)	(4)	11
Charge-offs, net of recoveries	(4)	(8)	(5)	(13)	(15)
Foreign currency translation and other	(5)	6	(14)	29	4
Ending balance	172	212	172	212	200
Ending Balance: Individually Evaluated for Impairment	143	168	143	168	164
Ending Balance: Collectively Evaluated for Impairment	29	44	29	44	36
Ending Balance	9,140	9,200	9,140	9,200	10,001
Ending Balance: Individually Evaluated for Impairment	330	485	330	485	540
Ending Balance: Collectively Evaluated for Impairment	8,810	8,715	8,810	8,715	9,461
Other
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	0	0	0	0	0
Provision (benefit)	0	0	0	0	0
Charge-offs, net of recoveries	0	0	0	0	0
Foreign currency translation and other	0	0	0	0	0
Ending balance	0	0	0	0	0
Ending Balance: Individually Evaluated for Impairment	0	0	0	0	0
Ending Balance: Collectively Evaluated for Impairment	0	0	0	0	0
Ending Balance	74	68	74	68	69
Ending Balance: Individually Evaluated for Impairment	0	0	0	0	0
Ending Balance: Collectively Evaluated for Impairment	$ 74	$ 68	$ 74	$ 68	$ 69

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).